Details of Significant Accounts - Leasing arrangements - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Details of Significant Accounts
Cash outflow for leases	$ 426	$ 401
Interest expense on lease liabilities	10	5
Expense on short-term lease contracts	177	193
Repayments of principal portion of lease liabilities	$ 239	$ 203